Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets
Summary of intangible assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Licenses	61,004	79,890
Assets under construction	878,051	604,551
Net book value	939,055	684,441

In May 2023 the Group obtained a smart transportation operating license in Egypt in collaboration with Land Transport Regulatory Authority (LTRA) which granted the Egyptian entity a five-year operating license commencing on May 16, 2023 and expires on May 15, 2028.